Bonds Payable (Details) ¥ in Millions										1 Months Ended						3 Months Ended			12 Months Ended
	Jun. 30, 2022	Jan. 04, 2021 USD ($)	Jan. 04, 2021 USD ($)	Feb. 01, 2019 USD ($)	Feb. 01, 2019 CNY (¥)	Jan. 09, 2019 USD ($)	Jan. 09, 2019 CNY (¥)	Nov. 02, 2018 USD ($)	Nov. 02, 2018 CNY (¥)	Jun. 30, 2022	Jul. 23, 2021 shares	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 29, 2018 USD ($)	Dec. 29, 2018 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)
Bonds Payable (Details) [Line Items]
Bond loan				$ 29,259,000	¥ 200.0	$ 14,629,000	¥ 100.0							$ 87,776,000	¥ 600.0
Converted from the existing non interest bearing loan														$ 29,259,000	¥ 200.0
Equity holding pledged percentage														12.39%	12.39%
Previous converted bond loan														$ 29,259,000	¥ 200.0
Subscribed bonds, description																If the subscribed bonds are not repaid by the maturity date, Huzhou Saiyuan has the right to dispose of the equity interests pledged by the Company in proportion to the amount of matured bonds, or convert the bond to the equity interests of MPS within 60 days after the maturity date. If Huzhou Saiyuan decides to convert the bonds to equity interests of MPS, the equity interests pledged would be released and the convertible bonds should be converted to the equity interest of MPS based on the entity value of MPS at $950,000.	If the subscribed bonds are not repaid by the maturity date, Huzhou Saiyuan has the right to dispose of the equity interests pledged by the Company in proportion to the amount of matured bonds, or convert the bond to the equity interests of MPS within 60 days after the maturity date. If Huzhou Saiyuan decides to convert the bonds to equity interests of MPS, the equity interests pledged would be released and the convertible bonds should be converted to the equity interest of MPS based on the entity value of MPS at $950,000.		If the subscribed bonds are not repaid by the maturity date, Huzhou Saiyuan has the right to dispose of the equity interests pledged by the Company in proportion to the amount of matured bonds, or convert the bond to the equity interests of MPS within 60 days after the maturity date. If Huzhou Saiyuan decides to convert the bonds to equity interests of MPS, the equity interests pledged would be released and the convertible bonds should be converted to the equity interest of MPS based on the entity value of MPS at $950,000.
Aggregate amount of bond loan								$ 73,147,000	¥ 500.0							$ 73,147,000	¥ 500.0
Subscribed by bond holders																				$ 29,915,000	¥ 204.5
Shares of common stock (in Shares) | shares											6,719,845
Purchase agreement to issue convertible promissory note amount		$ 57,500,000	$ 57,500,000
Convertible promissory notes issued amount																			$ 1,500
Changes in fair value																			9,861,000
Convertible promissory notes converted common stock shares (in Shares) | shares											6,736,106
Extended maturity date																1 year	1 year
Changes in fair value																		$ 3,600,000
Subsequent Event [Member]
Bonds Payable (Details) [Line Items]
Interest rate	6.00%
Forecast [Member]
Bonds Payable (Details) [Line Items]
Interest rate										6.00%
Huzhou Saiyuan [Member]
Bonds Payable (Details) [Line Items]
Outstanding balance																			$ 73,147,000			¥ 500.0
Third Party Investors [Member]
Bonds Payable (Details) [Line Items]
Aggregate amount of bond loan								$ 58,516,000	¥ 400.0
First Tranche [Member]
Bonds Payable (Details) [Line Items]
Convertible promissory notes issued amount													$ 25,000,000
Discounted rate													80.00%
Second Tranche [Member]
Bonds Payable (Details) [Line Items]
Convertible promissory notes issued amount												$ 32,500,000
Discounted rate												90.00%